Shareholders' equity and dividends (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders equity and dividends [Abstract]
Shareholder's Equity
Number of
shares
NOK per value NOK USD
Share capital at 1 January 2022 3,257,687,707

2.50

8,144,219,267.50

1,163,987,792

Capital reduction (82,217,548) 2.50

(205,543,870.00) (21,951,527)
Share capital at 31 December 2022 3,175,470,159

2.50

7,938,675,397.50

1,142,036,265

Number of
shares
NOK per value Common Stock
Authorised and issued 3,175,470,159

2.50

7,938,675,397.50

Treasury shares
Share buy-back programme (42,619,172) 2.50

(106,547,930.00)
Employees share saving plan (10,908,717) 2.50

(27,271,792.50)
Total outstanding shares 3,121,942,270

2.50

7,804,855,675.00

Dividends	At 31 December (in USD million) 2022 2021 Dividends declared 7,549 2,041 USD per share or ADS 2.4000 0.6300 Dividends paid 5,380 1,797 USD per share or ADS 1.6800 0.5600 NOK per share 16.4837 4.8078
Share buy-back programme
Number of shares 2022 2021
Share buy-back programme at 1 January 13,460,292

-

Purchase 56,290,671

13,460,292

Cancellation (27,131,791) -

Share buy-back programme at 31 December 42,619,172

13,460,292

Equity impact of share buy back programmes
(in USD million) 2022 2021
First tranche 330

99

Second tranche 440

330

Third tranche 605

-

Fourth tranche 605

-

Norwegian state share
1)
1,399

-

Total 3,380

429
1) Relates to the 2021 programme and first tranche of 2022 programme.

Employees share saving plan
Employees share saving plan
Number of shares 2022 2021
Share saving plan at 1 January 12,111,104

11,442,491

Purchase 2,127,172

3,412,994

Allocated to employees (3,329,559) (2,744,381)
Share saving plan at 31 December 10,908,717

12,111,104